DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.1%
Basic Materials — 6.7%
Chemicals — 3.6%
Ashland, Inc.
144A,3.375%, 9/1/31
338,000 291,201
6.875%, 5/15/43
214,000 217,785
Avient Corp.
144A,7.125%, 8/1/30
534,000 550,287
144A,6.25%, 11/1/31
510,000 510,714
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31 (a)
386,000 403,758
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
568,000 528,626
Axalta Coating Systems LLC /
Axalta Coating Systems Dutch
Holding B BV,144A,4.75%,
6/15/27
376,000 372,087
Celanese US Holdings LLC
1.40%, 8/5/26
300,000 287,440
6.415%, 7/15/27
1,137,000 1,165,766
6.85%, 11/15/28
800,000 828,292
6.58%, 7/15/29
560,000 575,232
6.50%, 4/15/30
530,000 534,189
7.05%, 11/15/30
750,000 772,935
6.629%, 7/15/32
750,000 767,554
6.75%, 4/15/33 (a)
830,000 807,797
7.20%, 11/15/33
750,000 782,929
Cerdia Finanz
GMBH,144A,9.375%, 10/3/31
690,000 708,992
Chemours Co.
5.375%, 5/15/27
373,000 365,133
144A,5.75%, 11/15/28
598,000 535,453
144A,4.625%, 11/15/29
490,000 400,827
Chemours (The)
Co.,144A,8.00%, 1/15/33
430,000 374,894
CVR Partners LP / CVR Nitrogen
Finance Corp.,144A,6.125%,
6/15/28
418,000 415,742
Element Solutions,
Inc.,144A,3.875%, 9/1/28
610,000 585,690
FMC Corp.,8.45%, 11/1/55
570,000 574,745
HB Fuller Co.
4.00%, 2/15/27
204,000 199,856
4.25%, 10/15/28
259,000 246,703
Herens Holdco
SARL,144A,4.75%, 5/15/28
238,000 208,478
INEOS Finance PLC
144A,6.75%, 5/15/28
330,000 323,127
144A,7.50%, 4/15/29 (a)
544,000 534,449
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
311,000 309,451
Ingevity Corp.,144A,3.875%,
11/1/28
425,000 399,444
Principal
Amount $ Value $
Methanex Corp.
5.125%, 10/15/27
579,000 574,077
5.25%, 12/15/29
449,000 435,490
5.65%, 12/1/44
232,000 178,032
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32
500,000 483,860
Minerals Technologies,
Inc.,144A,5.00%, 7/1/28
275,000 267,209
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
870,000 868,627
144A,8.50%, 11/15/28
290,000 305,470
144A,4.25%, 5/15/29
462,000 441,688
144A,9.00%, 2/15/30
490,000 527,546
144A,7.00%, 12/1/31
280,000 292,832
Nufarm Australia Ltd. / Nufarm
Americas, Inc.,144A,5.00%,
1/27/30
274,000 251,346
OCI NV,144A,6.70%, 3/16/33
432,000 472,339
Olin Corp.
5.625%, 8/1/29
430,000 420,932
5.00%, 2/1/30
500,000 473,249
144A,6.625%, 4/1/33
450,000 430,725
Olympus Water US Holding
Corp.
144A,7.125%, 10/1/27
247,000 251,128
144A,4.25%, 10/1/28
622,000 586,264
144A,9.75%, 11/15/28
1,323,000 1,387,120
144A,7.25%, 6/15/31
588,000 588,000
Rain Carbon, Inc.,144A,12.25%,
9/1/29 (a)
325,000 338,617
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
848,000 823,167
SCIL IV LLC / SCIL USA Holdings
LLC,144A,5.375%, 11/1/26
565,000 562,139
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
532,000 505,439
SNF Group SACA
144A,3.125%, 3/15/27
449,000 431,106
144A,3.375%, 3/15/30
227,000 207,321
Tronox, Inc.,144A,4.625%,
3/15/29 (a)
837,000 699,780
WR Grace Holdings LLC
144A,4.875%, 6/15/27
545,000 537,347
144A,7.375%, 3/1/31
214,000 216,148
(Cost $29,031,581)
29,136,574
Forest Products & Paper
— 0.3%
Ahlstrom Holding 3
Oy,144A,4.875%, 2/4/28
187,000 176,232
Domtar Corp.,144A,6.75%,
10/1/28
504,000 442,766
Glatfelter Corp.,144A,4.75%,
11/15/29
395,000 334,827
Magnera Corp.,144A,7.25%,
11/15/31
600,000 549,000

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Mercer International, Inc.
144A,12.875%, 10/1/28
270,000 268,538
5.125%, 2/1/29
678,000 538,966
(Cost $2,461,177)
2,310,329
Iron/Steel — 1.2%
ATI, Inc.
5.875%, 12/1/27
264,000 263,976
4.875%, 10/1/29
219,000 212,430
7.25%, 8/15/30
352,000 368,596
5.125%, 10/1/31
283,000 273,097
Big River Steel LLC / BRS
Finance Corp.,144A,6.625%,
1/31/29
501,000 504,677
Carpenter Technology Corp.
6.375%, 7/15/28
315,000 316,277
7.625%, 3/15/30
194,000 200,079
Cleveland-Cliffs, Inc.
5.875%, 6/1/27 (a)
425,000 418,589
144A,4.625%, 3/1/29
256,000 228,813
144A,6.875%, 11/1/29
690,000 641,541
144A,6.75%, 4/15/30
564,000 506,316
144A,4.875%, 3/1/31
279,000 227,973
144A,7.50%, 9/15/31
650,000 584,503
144A,7.00%, 3/15/32 (a)
1,070,000 922,926
144A,7.375%, 5/1/33 (a)
690,000 592,587
Commercial Metals Co.
4.125%, 1/15/30
264,000 248,626
3.875%, 2/15/31
184,000 166,597
4.375%, 3/15/32
275,000 250,007
Mineral Resources Ltd.
144A,8.125%, 5/1/27
573,000 573,438
144A,8.00%, 11/1/27
460,000 459,561
144A,9.25%, 10/1/28
820,000 836,639
144A,8.50%, 5/1/30 (a)
493,000 488,316
TMS International
Corp.,144A,6.25%, 4/15/29
264,000 246,246
United States Steel Corp.
6.875%, 3/1/29 (a)
391,000 394,408
6.65%, 6/1/37
198,000 205,047
(Cost $10,533,275)
10,131,265
Mining — 1.6%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
390,000 366,808
144A,7.125%, 3/15/31
599,000 621,854
Alumina Pty Ltd.
144A,6.125%, 3/15/30
350,000 350,550
144A,6.375%, 9/15/32
375,000 370,853
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
529,000 555,518
144A,11.50%, 10/1/31
361,000 401,995
Century Aluminum
Co.,144A,7.50%, 4/1/28
153,000 155,672
Principal
Amount $ Value $
Coeur Mining, Inc.,144A,5.125%,
2/15/29
210,000 202,107
Compass Minerals International,
Inc.,144A,6.75%, 12/1/27
364,000 363,919
Constellium SE
144A,5.625%, 6/15/28
229,000 224,902
144A,3.75%, 4/15/29
386,000 356,298
144A,6.375%, 8/15/32
229,000 228,076
Eldorado Gold
Corp.,144A,6.25%, 9/1/29
360,000 357,733
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
467,000 457,561
144A,5.875%, 4/15/30
619,000 618,575
144A,4.375%, 4/1/31
1,151,000 1,056,658
144A,6.125%, 4/15/32
523,000 521,723
Hecla Mining Co.,7.25%, 2/15/28
361,000 363,522
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
419,000 420,052
IAMGOLD Corp.,144A,5.75%,
10/15/28
340,000 335,374
Jw Aluminum Continuous Cast
Co.,144A,10.25%, 4/1/30
270,000 267,581
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
390,000 379,030
144A,4.50%, 6/1/31
417,000 383,130
New Gold, Inc.,144A,6.875%,
4/1/32
300,000 306,455
Novelis Corp.
144A,3.25%, 11/15/26
559,000 548,312
144A,4.75%, 1/30/30
1,224,000 1,163,577
144A,6.875%, 1/30/30 (a)
600,000 618,740
144A,3.875%, 8/15/31 (a)
542,000 481,856
Perenti Finance Pty
Ltd.,144A,7.50%, 4/26/29
270,000 278,149
Taseko Mines Ltd.,144A,8.25%,
5/1/30
400,000 410,972
(Cost $12,976,967)
13,167,552
Communications — 14.7%
Advertising — 1.0%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
923,000 902,904
144A,9.00%, 9/15/28
590,000 617,929
144A,7.875%, 4/1/30
673,000 681,844
Lamar Media Corp.
3.75%, 2/15/28
654,000 632,689
4.875%, 1/15/29
357,000 350,550
4.00%, 2/15/30 (a)
337,000 317,606
3.625%, 1/15/31
360,000 327,052
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
1,992,000 1,887,430

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
518,000 511,312
144A,4.25%, 1/15/29
416,000 393,436
144A,4.625%, 3/15/30 (a)
367,000 344,303
144A,7.375%, 2/15/31
278,000 293,583
Stagwell Global
LLC,144A,5.625%, 8/15/29
854,000 802,963
(Cost $7,935,286)
8,063,601
Internet — 1.9%
ANGI Group LLC,144A,3.875%,
8/15/28
405,000 375,200
Arches Buyer, Inc.,144A,4.25%,
6/1/28
740,000 696,988
Cablevision Lightpath
LLC,144A,3.875%, 9/15/27
346,000 332,374
Cars.com, Inc.,144A,6.375%,
11/1/28
295,000 294,725
Cogent Communications Group
LLC,144A,7.00%, 6/15/27
368,000 369,981
Cogent Communications
Group, Inc. / Cogent
Communications Finance,
Inc.,144A,7.00%, 6/15/27
200,000 201,237
Gen Digital, Inc.
144A,6.75%, 9/30/27
669,000 680,555
144A,7.125%, 9/30/30 (a)
466,000 481,000
144A,6.25%, 4/1/33
740,000 748,216
Getty Images, Inc.
144A,9.75%, 3/1/27
200,000 196,228
144A,11.25%, 2/21/30
410,000 406,925
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
444,000 441,372
144A,3.50%, 3/1/29
585,000 546,067
GrubHub Holdings,
Inc.,144A,5.50%, 7/1/27 (a)
385,000 355,162
ION Trading Technologies SARL
144A,5.75%, 5/15/28
354,000 342,168
144A,9.50%, 5/30/29
598,000 616,571
Match Group Holdings II LLC
144A,5.00%, 12/15/27
356,000 352,699
144A,4.625%, 6/1/28
306,000 296,534
144A,5.625%, 2/15/29
304,000 301,450
144A,4.125%, 8/1/30
366,000 337,786
144A,3.625%, 10/1/31
397,000 347,213
Rakuten Group, Inc.
144A,6.25%, Perpetual
763,000 690,819
144A,11.25%, 2/15/27
1,374,000 1,481,521
144A,9.75%, 4/15/29
1,496,000 1,601,707
144A,8.125%,
Perpetual6/15/73
420,000 402,821
Snap, Inc.,144A,6.875%, 3/1/33
1,130,000 1,144,629
Principal
Amount $ Value $
Wayfair LLC
144A,7.25%, 10/31/29
610,000 594,099
144A,7.75%, 9/15/30 (a)
525,000 514,369
Ziff Davis, Inc.,144A,4.625%,
10/15/30
345,000 312,704
(Cost $15,036,873)
15,463,120
Media — 6.2%
AMC Networks, Inc.
144A,10.25%, 1/15/29
663,000 702,780
4.25%, 2/15/29 (a)
692,000 529,380
Block Communications,
Inc.,144A,4.875%, 3/1/28
225,000 212,762
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
490,000 379,487
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.125%, 5/1/27
1,984,000 1,963,532
144A,5.00%, 2/1/28
1,620,000 1,588,939
144A,5.375%, 6/1/29
1,048,000 1,033,523
144A,6.375%, 9/1/29
963,000 976,061
144A,4.75%, 3/1/30
1,950,000 1,861,449
144A,4.50%, 8/15/30
1,754,000 1,644,640
144A,4.25%, 2/1/31
1,874,000 1,716,409
144A,7.375%, 3/1/31 (a)
696,000 720,360
144A,4.75%, 2/1/32 (a)
752,000 696,142
4.50%, 5/1/32
1,854,000 1,687,406
144A,4.50%, 6/1/33
1,093,000 972,139
144A,4.25%, 1/15/34
1,313,000 1,133,425
Directv Financing
LLC,144A,8.875%, 2/1/30
580,000 571,337
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27
2,511,000 2,471,599
144A,10.00%, 2/15/31
1,590,000 1,547,630
DISH Network
Corp.,144A,11.75%, 11/15/27
2,687,000 2,772,207
Gray Media, Inc.,144A,10.50%,
7/15/29
972,000 1,033,742
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
630,000 622,300
144A,7.375%, 9/1/31
480,000 493,880
Midcontinent
Communications,144A,8.00%,
8/15/32
490,000 506,758
Nexstar Media, Inc.
144A,5.625%, 7/15/27
1,324,000 1,318,706
144A,4.75%, 11/1/28 (a)
740,000 711,945
Paramount Global
6.25%, 2/28/57
539,000 508,319
6.375%, 3/30/62
723,000 706,731
Scripps Escrow II,
Inc.,144A,3.875%, 1/15/29
400,000 342,000
Sinclair Television Group,
Inc.,144A,8.125%, 2/15/33
1,100,000 1,100,583

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
753,000 735,577
144A,5.00%, 8/1/27
1,114,000 1,102,472
144A,4.00%, 7/15/28
1,575,000 1,494,570
144A,5.50%, 7/1/29
970,000 954,136
144A,4.125%, 7/1/30
1,109,000 1,007,603
144A,3.875%, 9/1/31 (a)
1,150,000 1,005,680
Sunrise FinCo I BV,144A,4.875%,
7/15/31 (a)
935,000 868,335
TEGNA, Inc.
4.625%, 3/15/28
773,000 749,380
5.00%, 9/15/29
812,000 773,443
Univision Communications, Inc.
144A,6.625%, 6/1/27
1,169,000 1,169,020
144A,8.00%, 8/15/28
1,081,000 1,081,692
144A,4.50%, 5/1/29
809,000 718,120
144A,7.375%, 6/30/30
690,000 645,060
144A,8.50%, 7/31/31
945,000 907,353
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
713,000 646,376
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
1,127,000 1,096,396
144A,4.50%, 8/15/30
654,000 603,878
Virgin Media Vendor Financing
Notes IV DAC,144A,5.00%,
7/15/28
385,000 375,158
VZ Secured Financing
BV,144A,5.00%, 1/15/32
1,157,000 1,000,154
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
388,000 328,878
Ziggo BV,144A,4.875%, 1/15/30
732,000 668,053
(Cost $49,200,710)
50,457,505
Telecommunications — 5.6%
Africell Holding
Ltd.,144A,10.50%, 10/23/29
250,000 241,477
Bell Telephone Co. of Canada Or
Bell Canada
6.875%, 9/15/55
750,000 754,848
7.00%, 9/15/55
950,000 952,566
British Telecommunications PLC
144A,4.25%, 11/23/81
376,000 365,425
144A,4.875%, 11/23/81 (a)
383,000 348,194
Ciena Corp.,144A,4.00%,
1/31/30
285,000 265,257
Commscope LLC,144A,9.50%,
12/15/31
760,000 789,958
CommScope LLC,144A,4.75%,
9/1/29
740,000 708,573
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29 (a)
1,494,000 1,423,946
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
271,000 273,729
Principal
Amount $ Value $
144A,6.50%, 10/1/28
583,000 594,844
EchoStar Corp.
10.75%, 11/30/29
4,070,000 4,089,943
6.75% Cash or PIK, 11/30/30
1,814,968 1,560,872
Fibercop SpA
144A,Series 2033, 6.375%,
11/15/33
386,000 372,490
144A,6.00%, 9/30/34
361,000 338,037
144A,7.20%, 7/18/36
381,000 366,713
144A,7.721%, 6/4/38
381,000 379,600
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
957,000 959,495
144A,5.00%, 5/1/28
1,013,000 1,010,933
144A,6.75%, 5/1/29
740,000 750,125
5.875%, 11/1/29
580,000 586,159
144A,6.00%, 1/15/30 (a)
800,000 810,622
144A,8.75%, 5/15/30
828,000 870,044
144A,8.625%, 3/15/31
586,000 623,898
Frontier Florida LLC, Series E,
6.86%, 2/1/28
224,000 230,720
GCI LLC,144A,4.75%, 10/15/28
463,000 435,457
GoTo Group, Inc.,144A,5.50%,
5/1/28
260,000 217,105
Hughes Satellite Systems
Corp.,5.25%, 8/1/26 (a)
580,000 522,846
Iliad Holding Sasu,144A,7.00%,
4/15/32
690,000 694,436
Iliad Holding SASU
144A,7.00%, 10/15/28
647,000 657,297
144A,8.50%, 4/15/31
676,000 713,416
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
2,263,000 2,225,408
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
482,000 542,250
144A,11.00%, 11/15/29
1,190,000 1,349,955
144A,10.50%, 5/15/30
668,000 730,625
144A,10.75%, 12/15/30
530,000 597,575
Lumen Technologies, Inc.
144A,4.125%, 4/15/29
239,000 232,129
144A,4.125%, 4/15/30
290,000 281,663
144A,10.00%, 10/15/32
385,000 394,856
Millicom International Cellular
SA
144A,5.125%, 1/15/28
354,600 348,332
144A,6.25%, 3/25/29
472,500 471,205
144A,4.50%, 4/27/31
561,000 500,642
144A,7.375%, 4/2/32
400,000 405,116
Rogers Communications, Inc.
7.00%, 4/15/55
820,000 826,418
7.125%, 4/15/55
780,000 781,131
144A,5.25%, 3/15/82
549,000 536,657
Sunrise HoldCo IV
BV,144A,5.50%, 1/15/28
297,000 291,969

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Telecom Italia Capital SA
6.375%, 11/15/33
385,000 388,107
6.00%, 9/30/34
371,000 363,321
7.20%, 7/18/36
381,000 396,118
7.721%, 6/4/38
381,000 397,433
United States Cellular
Corp.,6.70%, 12/15/33 (a)
393,000 422,894
VEON Holdings BV,144A,3.375%,
11/25/27
800,000 731,200
Viasat, Inc.,144A,5.625%,
4/15/27 (a)
484,000 476,710
Viavi Solutions, Inc.,144A,3.75%,
10/1/29
345,000 317,405
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
1,046,000 946,637
144A,4.75%, 7/15/31
1,010,000 927,674
144A,7.75%, 4/15/32
577,000 594,091
Vodafone Group PLC
7.00%, 4/4/79
1,504,000 1,547,060
3.25%, 6/4/81
366,000 355,699
4.125%, 6/4/81
743,000 667,582
5.125%, 6/4/81
732,000 541,778
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
1,690,000 1,758,861
Zayo Group Holdings,
Inc.,144A,4.00%, 3/1/27 (a)
1,098,000 1,032,903
Zegona Finance
PLC,144A,8.625%, 7/15/29
699,000 744,435
(Cost $45,096,623)
46,034,864
Consumer, Cyclical — 21.0%
Airlines — 1.0%
Air Canada,144A,3.875%,
8/15/26
832,000 821,505
Allegiant Travel Co.,144A,7.25%,
8/15/27
398,000 393,071
American Airlines Inc/
AAdvantage Loyalty IP
Ltd.,144A,5.75%, 4/20/29
2,262,000 2,221,234
American Airlines, Inc.
144A,7.25%, 2/15/28
576,000 581,758
144A,8.50%, 5/15/29 (a)
750,000 777,086
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
1,528,000 1,511,445
OneSky Flight LLC,144A,8.875%,
12/15/29
420,000 423,458
VistaJet Malta Finance PLC /
Vista Management Holding,
Inc.
144A,7.875%, 5/1/27 (a)
403,000 394,484
144A,9.50%, 6/1/28 (a)
359,000 353,651
144A,6.375%, 2/1/30
773,000 694,081
(Cost $8,043,028)
8,171,773
Principal
Amount $ Value $
Apparel — 0.5%
Champ Acquisition
Corp.,144A,8.375%, 12/1/31
360,000 377,993
Crocs, Inc.
144A,4.25%, 3/15/29
254,000 239,710
144A,4.125%, 8/15/31
274,000 243,205
Hanesbrands, Inc.,144A,9.00%,
2/15/31
463,000 489,173
Kontoor Brands,
Inc.,144A,4.125%, 11/15/29
310,000 285,214
Levi Strauss & Co.,144A,3.50%,
3/1/31
360,000 321,716
S&s Holdings LLC,144A,8.375%,
10/1/31
460,000 438,996
Under Armour, Inc.,3.25%,
6/15/26
467,000 456,591
VF Corp.
2.80%, 4/23/27
415,000 390,137
2.95%, 4/23/30
520,000 433,911
6.00%, 10/15/33
212,000 189,866
6.45%, 11/1/37
220,000 190,165
William Carter Co.,144A,5.625%,
3/15/27
336,000 333,710
(Cost $4,463,631)
4,390,387
Auto Manufacturers — 1.2%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
341,000 335,287
144A,5.875%, 6/1/29
326,000 327,306
144A,3.75%, 1/30/31
770,000 698,966
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
790,000 740,367
Jaguar Land Rover Automotive
PLC
144A,4.50%, 10/1/27
346,000 338,164
144A,5.875%, 1/15/28 (a)
444,000 443,839
144A,5.50%, 7/15/29 (a)
312,000 307,591
JB Poindexter & Co.,
Inc.,144A,8.75%, 12/15/31
441,000 437,179
Nissan Motor Acceptance Co.
LLC
144A,6.95%, 9/15/26
220,000 222,683
144A,1.85%, 9/16/26
750,000 713,760
144A,5.30%, 9/13/27
301,000 295,095
144A,2.75%, 3/9/28
450,000 411,974
144A,2.45%, 9/15/28
265,000 234,819
144A,7.05%, 9/15/28
550,000 558,512
144A,5.55%, 9/13/29
220,000 211,752
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
1,930,000 1,862,390
144A,4.81%, 9/17/30
1,880,000 1,731,029
Wabash National
Corp.,144A,4.50%, 10/15/28
311,000 265,407
(Cost $10,357,812)
10,136,120

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Auto Parts & Equipment
— 1.9%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28
366,000 374,065
144A,8.25%, 4/15/31
365,000 372,546
144A,7.50%, 2/15/33 (a)
600,000 595,276
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27 (a)
376,000 374,196
6.875%, 7/1/28 (a)
344,000 341,080
5.00%, 10/1/29 (a)
451,000 409,994
Aptiv Swiss Holdings
Ltd.,6.875%, 12/15/54
400,000 391,768
Clarios Global LP / Clarios US
Finance Co.
144A,8.50%, 5/15/27
780,000 783,369
144A,6.75%, 5/15/28
570,000 580,751
144A,6.75%, 2/15/30
500,000 509,255
Cooper-Standard Automotive,
Inc.,144A,13.5%, 3/31/27
500,000 524,375
Dana, Inc.
5.375%, 11/15/27
376,000 374,746
5.625%, 6/15/28
275,000 273,697
4.25%, 9/1/30
265,000 251,313
4.50%, 2/15/32
274,000 256,328
Forvia SE,144A,8.00%, 6/15/30
(a)
380,000 386,051
Garrett Motion Holdings, Inc. /
Garrett LX I SARL,144A,7.75%,
5/31/32
628,000 640,836
Goodyear Tire & Rubber Co.
5.00%, 5/31/26
658,000 658,350
4.875%, 3/15/27
590,000 581,859
5.00%, 7/15/29 (a)
627,000 600,632
5.25%, 4/30/31 (a)
427,000 398,744
5.25%, 7/15/31 (a)
434,000 404,961
5.625%, 4/30/33 (a)
364,000 338,555
IHO Verwaltungs GmbH
144A,6.3750% Cash or 7.125%
PIK, 5/15/29
325,000 320,104
144A,7.750% Cash or 8.5%
PIK, 11/15/30
350,000 353,506
144A,8.000% Cash or 8.750%
PIK, 11/15/32
360,000 360,477
Phinia, Inc.
144A,6.75%, 4/15/29
330,000 337,297
144A,6.625%, 10/15/32
380,000 377,723
Tenneco, Inc.,144A,8.00%,
11/17/28
1,424,000 1,402,064
Titan International, Inc.,7.00%,
4/30/28
320,000 314,233
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
447,000 443,008
144A,7.125%, 4/14/30
463,000 446,375
144A,6.75%, 4/23/30
599,000 568,891
Principal
Amount $ Value $
144A,6.875%, 4/23/32
544,000 499,049
(Cost $15,673,394)
15,845,474
Distribution/Wholesale — 0.6%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
532,000 513,637
144A,3.875%, 11/15/29 (a)
315,000 293,388
Gates Corp.,144A,6.875%, 7/1/29
355,000 363,790
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
940,000 947,214
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
387,000 395,245
144A,7.75%, 3/15/31
662,000 692,983
Resideo Funding, Inc.
144A,4.00%, 9/1/29
184,000 170,664
144A,6.50%, 7/15/32
464,000 467,816
Velocity Vehicle Group
LLC,144A,8.00%, 6/1/29
384,000 369,194
Windsor Holdings III
LLC,144A,8.50%, 6/15/30
612,000 647,568
(Cost $4,756,994)
4,861,499
Entertainment — 3.4%
Banijay Entertainment
SAS,144A,8.125%, 5/1/29
309,000 320,657
Boyne USA, Inc.,144A,4.75%,
5/15/29
538,000 517,014
Caesars Entertainment, Inc.
144A,8.125%, 7/1/27
433,000 433,636
144A,4.625%, 10/15/29 (a)
957,000 893,695
144A,7.00%, 2/15/30
1,486,000 1,524,829
144A,6.50%, 2/15/32
1,145,000 1,154,212
144A,6.00%, 10/15/32 (a)
809,000 776,064
Churchill Downs, Inc.
144A,5.50%, 4/1/27
484,000 482,318
144A,4.75%, 1/15/28
509,000 497,530
144A,5.75%, 4/1/30
903,000 890,284
144A,6.75%, 5/1/31
436,000 444,042
Cinemark USA, Inc.
144A,5.25%, 7/15/28
570,000 562,325
144A,7.00%, 8/1/32
380,000 390,918
Empire Resorts, Inc.,144A,7.75%,
11/1/26
232,000 228,541
Everi Holdings, Inc.,144A,5.00%,
7/15/29
340,000 342,562
Great Canadian Gaming
Corp.,144A,8.75%, 11/15/29
385,000 373,838
International Game Technology
PLC
144A,6.25%, 1/15/27
480,000 485,172
144A,5.25%, 1/15/29
679,000 667,956
Jacobs Entertainment,
Inc.,144A,6.75%, 2/15/29
388,000 367,630

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
544,000 544,520
144A,7.25%, 11/15/29
396,000 407,421
144A,7.50%, 9/1/31
427,000 441,256
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
928,000 938,999
144A,4.75%, 10/15/27
714,000 702,877
144A,3.75%, 1/15/28
375,000 360,036
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
360,000 328,468
Midwest Gaming Borrower LLC
/ Midwest Gaming Finance
Corp.,144A,4.875%, 5/1/29
582,000 557,670
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
575,000 585,142
144A,11.875%, 4/15/31
530,000 550,083
Motion Finco Sarl,144A,8.375%,
2/15/32
310,000 286,592
Odeon Finco PLC,144A,12.75%,
11/1/27
306,000 316,633
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
311,000 307,422
Penn Entertainment, Inc.
144A,5.625%, 1/15/27 (a)
385,000 379,842
144A,4.125%, 7/1/29
286,000 255,453
Resorts World Las Vegas LLC /
RWLV Capital, Inc.
144A,4.625%, 4/16/29
750,000 657,524
144A,8.45%, 7/27/30
290,000 285,398
144A,4.625%, 4/6/31
290,000 234,176
Rivers Enterprise Borrower LLC
/ Rivers Enterprise Finance
Corp.,144A,6.625%, 2/1/33
450,000 443,936
Scientific Games Holdings LP/
Scientific Games US FinCo,
Inc.,144A,6.625%, 3/1/30
624,000 591,534
SeaWorld Parks &
Entertainment,
Inc.,144A,5.25%, 8/15/29
559,000 537,334
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
326,000 325,273
144A,7.25%, 5/15/31 (a)
612,000 625,350
Six Flags Entertainment Corp. /
Canada's Wonderland Co. /
Magnum Management Corp.
5.375%, 4/15/27
370,000 369,863
6.50%, 10/1/28
224,000 225,859
5.25%, 7/15/29
380,000 368,933
Principal
Amount $ Value $
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
663,000 675,933
Speedway Motorsports LLC
/ Speedway Funding II,
Inc.,144A,4.875%, 11/1/27
272,000 267,253
Universal Entertainment
Corp.,144A,9.875%, 8/1/29
234,000 227,403
Vail Resorts, Inc.,144A,6.50%,
5/15/32 (a)
458,000 469,175
Voyager Parent LLC,144A,9.25%,
7/1/32
1,400,000 1,446,360
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
569,000 554,852
144A,7.125%, 2/15/31
769,000 806,571
144A,6.25%, 3/15/33
610,000 603,316
(Cost $27,822,732)
28,031,680
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
887,000 877,560
TKC Holdings, Inc.,144A,6.875%,
5/15/28
340,000 338,170
(Cost $1,181,958)
1,215,730
Home Builders — 1.4%
Adams Homes, Inc.,144A,9.25%,
10/15/28
273,000 275,043
Ashton Woods USA LLC /
Ashton Woods Finance Co.
144A,6.625%, 1/15/28
143,000 143,599
144A,4.625%, 8/1/29
297,000 279,961
144A,4.625%, 4/1/30
295,000 276,584
Beazer Homes USA, Inc.
5.875%, 10/15/27
279,000 276,230
7.25%, 10/15/29
274,000 271,556
144A,7.50%, 3/15/31
193,000 189,365
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
467,000 459,761
144A,5.00%, 6/15/29
304,000 272,008
144A,4.875%, 2/15/30 (a)
370,000 321,900
Century Communities, Inc.
6.75%, 6/1/27
328,000 327,980
144A,3.875%, 8/15/29
418,000 378,902
Dream Finders Homes,
Inc.,144A,8.25%, 8/15/28
201,000 206,856
Empire Communities
Corp.,144A,9.75%, 5/1/29
350,000 351,313
Forestar Group, Inc.
144A,5.00%, 3/1/28
234,000 230,352
144A,6.50%, 3/15/33
380,000 376,806
Installed Building Products,
Inc.,144A,5.75%, 2/1/28
284,000 282,130

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
K Hovnanian Enterprises,
Inc.,144A,11.75%, 9/30/29
321,000 345,733
KB Home
6.875%, 6/15/27
254,000 260,757
4.80%, 11/15/29
245,000 238,452
7.25%, 7/15/30
254,000 260,823
4.00%, 6/15/31
250,000 226,615
Landsea Homes
Corp.,144A,8.875%, 4/1/29
242,000 252,027
LGI Homes, Inc.
144A,8.75%, 12/15/28
297,000 305,657
144A,4.00%, 7/15/29
234,000 207,238
144A,7.00%, 11/15/32
310,000 287,878
M/I Homes, Inc.
4.95%, 2/1/28
264,000 260,446
3.95%, 2/15/30
209,000 192,413
Mattamy Group Corp.
144A,5.25%, 12/15/27
366,000 364,010
144A,4.625%, 3/1/30
497,000 467,866
New Home Co., Inc.,144A,9.25%,
10/1/29
276,000 285,041
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 2/15/28
288,000 280,080
4.75%, 4/1/29
278,000 266,378
STL Holding Co.
LLC,144A,8.75%, 2/15/29
212,000 222,052
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
456,000 459,682
144A,5.75%, 1/15/28
302,000 303,786
144A,5.125%, 8/1/30
330,000 321,754
Thor Industries,
Inc.,144A,4.00%, 10/15/29
360,000 332,768
Tri Pointe Homes, Inc.
5.25%, 6/1/27
204,000 201,974
5.70%, 6/15/28
324,000 322,937
(Cost $11,465,838)
11,586,713
Home Furnishings — 0.4%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
632,000 595,258
144A,3.875%, 10/15/31
589,000 524,196
Whirlpool Corp.
4.75%, 2/26/29
525,000 509,088
2.40%, 5/15/31
230,000 189,171
4.70%, 5/14/32
230,000 211,295
5.50%, 3/1/33
230,000 216,749
5.75%, 3/1/34
225,000 212,574
5.15%, 3/1/43
190,000 158,020
4.50%, 6/1/46
380,000 275,333
4.60%, 5/15/50
380,000 270,910
(Cost $3,133,976)
3,162,594
Principal
Amount $ Value $
Housewares — 0.6%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
575,000 477,250
Newell Brands, Inc.
6.375%, 9/15/27 (a)
361,000 361,728
144A,8.50%, 6/1/28
930,000 962,130
6.625%, 9/15/29
370,000 357,675
6.375%, 5/15/30
600,000 563,667
6.625%, 5/15/32
360,000 332,168
6.875%, 4/1/36
313,000 287,653
7.00%, 4/1/46
525,000 426,866
Scotts Miracle-Gro Co.
5.25%, 12/15/26
213,000 212,199
4.50%, 10/15/29
304,000 289,035
4.00%, 4/1/31
424,000 380,664
4.375%, 2/1/32
245,000 220,512
(Cost $5,017,892)
4,871,547
Leisure Time — 2.1%
Acushnet Co.,144A,7.375%,
10/15/28
254,000 263,197
Amer Sports Co.,144A,6.75%,
2/16/31
621,000 645,663
Carnival Corp.
144A,5.75%, 3/1/27
2,058,000 2,063,148
144A,6.00%, 5/1/29 (a)
1,520,000 1,524,006
144A,5.75%, 3/15/30
750,000 751,741
144A,5.875%, 6/15/31
735,000 735,441
144A,6.125%, 2/15/33 (a)
1,550,000 1,553,828
Life Time, Inc.,144A,6.00%,
11/15/31
360,000 360,804
Lindblad Expeditions Holdings,
Inc.,144A,9.00%, 5/15/28
212,000 218,401
Lindblad Expeditions
LLC,144A,6.75%, 2/15/27
278,000 277,113
NCL Corp. Ltd.
144A,5.875%, 2/15/27
703,000 703,164
144A,8.125%, 1/15/29
562,000 591,731
144A,7.75%, 2/15/29 (a)
434,000 456,312
144A,6.25%, 3/1/30
340,000 336,358
144A,6.75%, 2/1/32
1,300,000 1,300,242
NCL Finance Ltd.,144A,6.125%,
3/15/28
433,000 435,754
Sabre GLBL, Inc.
144A,8.625%, 6/1/27
473,000 486,374
144A,10.75%, 11/15/29
660,000 673,200
144A,11.125%, 7/15/30
995,000 1,020,870
Viking Cruises Ltd.
144A,5.875%, 9/15/27
597,000 596,702
144A,7.00%, 2/15/29
413,000 415,878
144A,9.125%, 7/15/31
547,000 587,300
Viking Ocean Cruises Ship VII
Ltd.,144A,5.625%, 2/15/29
264,000 260,884

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
VOC Escrow Ltd.,144A,5.00%,
2/15/28
511,000 504,041
(Cost $16,557,919)
16,762,152
Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/1/27
723,000 712,384
144A,4.75%, 6/15/31
721,000 675,266
Genting New York LLC / Genny
Capital, Inc.,144A,7.25%,
10/1/29
425,000 429,799
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
350,000 350,409
144A,5.875%, 4/1/29
400,000 403,940
144A,3.75%, 5/1/29
590,000 557,412
4.875%, 1/15/30
810,000 793,920
144A,4.00%, 5/1/31
834,000 771,146
144A,3.625%, 2/15/32
1,153,000 1,026,228
144A,6.125%, 4/1/32
331,000 336,108
144A,5.875%, 3/15/33
780,000 785,269
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
380,000 340,737
144A,6.625%, 1/15/32
679,000 678,137
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
642,000 602,306
Hilton Worldwide Finance LLC
/ Hilton Worldwide Finance
Corp.,4.875%, 4/1/27
402,000 400,722
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28
315,000 305,009
144A,4.50%, 6/15/29 (a)
346,000 324,838
MGM Resorts International
4.625%, 9/1/26
345,000 343,543
5.50%, 4/15/27
483,000 483,952
4.75%, 10/15/28
480,000 469,493
6.125%, 9/15/29
688,000 691,271
6.50%, 4/15/32 (a)
590,000 588,851
Station Casinos LLC
144A,4.50%, 2/15/28
623,000 604,218
144A,4.625%, 12/1/31
325,000 297,515
144A,6.625%, 3/15/32
387,000 387,531
Travel + Leisure Co.
144A,6.625%, 7/31/26
468,000 472,829
6.00%, 4/1/27
306,000 308,200
144A,4.50%, 12/1/29
516,000 490,305
144A,4.625%, 3/1/30
227,000 214,425
Wyndham Hotels & Resorts,
Inc.,144A,4.375%, 8/15/28
366,000 354,157
Principal
Amount $ Value $
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
667,000 663,987
(Cost $15,640,384)
15,863,907
Office Furnishings — 0.1%
Interface, Inc.,144A,5.50%,
12/1/28
245,000 241,705
Steelcase, Inc.,5.125%, 1/18/29
288,000 279,524
(Cost $504,049)
521,229
Retail — 5.7%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
1,200,000 1,161,545
144A,4.375%, 1/15/28
539,000 525,318
144A,3.50%, 2/15/29
564,000 531,860
144A,6.125%, 6/15/29
940,000 958,639
144A,5.625%, 9/15/29
360,000 362,078
144A,4.00%, 10/15/30
2,196,000 2,019,590
Academy Ltd.,144A,6.00%,
11/15/27
295,000 295,691
Advance Auto Parts, Inc.
1.75%, 10/1/27
254,000 234,146
5.95%, 3/9/28
248,000 251,896
3.90%, 4/15/30 (a)
403,000 372,837
3.50%, 3/15/32
259,000 224,755
Asbury Automotive Group, Inc.
4.50%, 3/1/28
313,000 304,936
144A,4.625%, 11/15/29
670,000 636,929
4.75%, 3/1/30
305,000 289,655
144A,5.00%, 2/15/32
424,000 395,926
Bath & Body Works, Inc.
6.694%, 1/15/27
182,000 185,813
5.25%, 2/1/28
359,000 358,855
7.50%, 6/15/29
406,000 416,147
144A,6.625%, 10/1/30
601,000 613,860
6.95%, 3/1/33
231,000 232,900
6.875%, 11/1/35
597,000 601,251
6.75%, 7/1/36
450,000 445,663
Bloomin' Brands, Inc. /
OSI Restaurant Partners
LLC,144A,5.125%, 4/15/29
209,000 185,078
BlueLinx Holdings,
Inc.,144A,6.00%, 11/15/29
231,000 217,325
Brinker International,
Inc.,144A,8.25%, 7/15/30
270,000 285,714
Carvana Co.
144A,9.00% Cash or 12.00%
PIK, 12/1/28
400,000 410,992
144A,11.00% Cash or 13.00%
PIK, 6/1/30
1,250,000 1,318,167
144A,14.00% PIK, 6/1/31
1,620,000 1,879,064
Cougar JV Subsidiary
LLC,144A,8.00%, 5/15/32
528,000 554,599

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
eG Global Finance
PLC,144A,12.00%, 11/30/28
839,000 925,215
Evergreen Acqco 1 LP / TVI,
Inc.,144A,9.75%, 4/26/28
259,000 271,063
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co.,
Inc.,144A,4.625%, 1/15/29
780,000 731,553
Foot Locker, Inc.,144A,4.00%,
10/1/29
285,000 270,774
Gap, Inc.
144A,3.625%, 10/1/29
581,000 530,557
144A,3.875%, 10/1/31
577,000 510,762
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
430,000 360,578
144A,8.75%, 1/15/32
400,000 310,468
Global Auto Holdings Ltd./
Aag Fh UK Ltd.,144A,11.50%,
8/15/29
390,000 361,725
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
556,000 532,818
144A,6.375%, 1/15/30
431,000 438,927
GYP Holdings III
Corp.,144A,4.625%, 5/1/29
287,000 275,683
Ken Garff Automotive
LLC,144A,4.875%, 9/15/28
308,000 299,453
KFC Holding Co./Pizza Hut
Holdings LLC/Taco Bell of
America LLC,144A,4.75%,
6/1/27
559,000 556,955
Kohl's Corp.
144A,10.00%, 6/1/30
265,000 272,092
5.55%, 7/17/45
331,000 161,472
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
776,000 747,534
144A,8.25%, 8/1/31
666,000 706,126
Lithia Motors, Inc.
144A,4.625%, 12/15/27
245,000 240,971
144A,3.875%, 6/1/29
641,000 603,698
144A,4.375%, 1/15/31
417,000 390,809
Macy's Retail Holdings LLC
144A,5.875%, 4/1/29
253,000 247,963
144A,5.875%, 3/15/30
312,000 297,766
144A,6.125%, 3/15/32
316,000 292,727
4.50%, 12/15/34
255,000 198,857
5.125%, 1/15/42
183,000 122,930
4.30%, 2/15/43
213,000 134,951
Murphy Oil USA, Inc.
5.625%, 5/1/27
192,000 191,606
4.75%, 9/15/29
336,000 325,315
144A,3.75%, 2/15/31
400,000 362,331
Nordstrom, Inc.
4.00%, 3/15/27
224,000 215,424
Principal
Amount $ Value $
6.95%, 3/15/28
284,000 285,964
4.375%, 4/1/30
367,000 331,122
4.25%, 8/1/31
322,000 278,667
5.00%, 1/15/44
731,000 511,276
Papa John's International,
Inc.,144A,3.875%, 9/15/29 (a)
308,000 286,032
Patrick Industries, Inc.
144A,4.75%, 5/1/29
351,000 336,645
144A,6.375%, 11/1/32
320,000 315,409
Penske Automotive Group,
Inc.,3.75%, 6/15/29
396,000 371,201
PetSmart, Inc. / PetSmart
Finance Corp.,144A,4.75%,
2/15/28
888,000 856,984
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
1,700,000 1,743,095
Raising Cane's Restaurants
LLC,144A,9.375%, 5/1/29
399,000 423,424
Sally Holdings LLC / Sally
Capital, Inc.,6.75%, 3/1/32 (a)
466,000 473,442
Sonic Automotive, Inc.
144A,4.625%, 11/15/29 (a)
521,000 497,677
144A,4.875%, 11/15/31
326,000 303,787
Specialty Building Products
Holdings LLC / Sbp Finance
Corp.,144A,7.75%, 10/15/29
396,000 379,420
Staples, Inc.,144A,10.75%, 9/1/29
1,870,000 1,692,876
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.
5.875%, 3/1/27
264,000 263,415
144A,5.00%, 6/1/31
490,000 456,423
Superior Plus LP / Superior
General Partner,
Inc.,144A,4.50%, 3/15/29
464,000 441,110
Victoria's Secret &
Co.,144A,4.625%, 7/15/29 (a)
463,000 421,974
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29 (a)
345,000 352,272
Vivo Energy Investments
BV,144A,5.125%, 9/24/27
221,000 215,828
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
1,050,000 1,026,792
8.125%, 8/15/29
599,000 627,611
3.20%, 4/15/30
463,000 440,840
4.50%, 11/18/34
270,000 256,362
4.80%, 11/18/44
492,000 454,361
4.65%, 6/1/46
195,000 175,918
4.10%, 4/15/50
475,000 403,578
Yum! Brands, Inc.
144A,4.75%, 1/15/30
590,000 576,975
3.625%, 3/15/31
790,000 718,109
4.625%, 1/31/32
854,000 809,836
5.375%, 4/1/32
749,000 740,328

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
6.875%, 11/15/37 (a)
251,000 265,923
5.35%, 11/1/43
204,000 189,582
(Cost $45,395,205)
46,084,590
Consumer, Non-cyclical
— 17.2%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
386,000 383,292
144A,6.00%, 6/15/30
744,000 745,249
Turning Point Brands,
Inc.,144A,7.625%, 3/15/32
220,000 231,334
(Cost $1,343,584)
1,359,875
Beverages — 0.1%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
570,000 570,773
144A,4.375%, 4/30/29
550,000 527,862
(Cost $1,082,684)
1,098,635
Commercial Services — 5.4%
ADT Security Corp.
144A,4.125%, 8/1/29
776,000 740,060
144A,4.875%, 7/15/32 (a)
526,000 499,272
Adtalem Global Education,
Inc.,144A,5.50%, 3/1/28
268,000 265,885
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
1,050,000 1,064,878
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
1,788,000 1,853,028
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
951,000 910,370
Allied Universal Holdco LLC/
Allied Universal Finance
Corp/Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
592,000 565,482
Alta Equipment Group,
Inc.,144A,9.00%, 6/1/29 (a)
370,000 323,243
AMN Healthcare, Inc.
144A,4.625%, 10/1/27
388,000 375,398
144A,4.00%, 4/15/29
274,000 251,765
APi Group DE, Inc.
144A,4.125%, 7/15/29
236,000 223,243
144A,4.75%, 10/15/29
228,000 222,011
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
264,000 260,710
144A,5.75%, 7/15/27
256,000 252,580
144A,4.75%, 4/1/28 (a)
320,000 306,501
144A,5.375%, 3/1/29 (a)
386,000 363,963
144A,8.25%, 1/15/30 (a)
610,000 620,437
144A,8.00%, 2/15/31 (a)
417,000 422,021
144A,8.375%, 6/15/32
450,000 453,389
Principal
Amount $ Value $
Belron UK Finance
PLC,144A,5.75%, 10/15/29
850,000 853,183
Brink's Co.
144A,4.625%, 10/15/27
417,000 411,416
144A,6.50%, 6/15/29
300,000 306,101
144A,6.75%, 6/15/32
340,000 348,838
Carriage Services,
Inc.,144A,4.25%, 5/15/29
311,000 291,021
Champions Financing,
Inc.,144A,8.75%, 2/15/29 (a)
463,000 431,244
Cimpress PLC,144A,7.375%,
9/15/32
405,000 377,508
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28 (a)
686,000 653,264
144A,4.875%, 7/1/29
690,000 638,200
CoreCivic, Inc.,8.25%, 4/15/29
385,000 406,920
Deluxe Corp.,144A,8.125%,
9/15/29
320,000 323,502
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
746,000 774,449
144A,8.625%, 5/15/32
480,000 503,353
144A,8.00%, 3/15/33
410,000 421,243
Garda World Security Corp.
144A,4.625%, 2/15/27
375,000 370,169
144A,7.75%, 2/15/28
375,000 387,608
GEO Group, Inc.
8.625%, 4/15/29
520,000 548,900
10.25%, 4/15/31
485,000 531,631
Graham Holdings
Co.,144A,5.75%, 6/1/26
295,000 294,568
Grand Canyon University,5.125%,
10/1/28
319,000 301,551
Herc Holdings Escrow, Inc.
144A,7.00%, 6/15/30
1,250,000 1,287,782
144A,7.25%, 6/15/33
830,000 854,229
Herc Holdings, Inc.
144A,5.50%, 7/15/27
888,000 881,539
144A,6.625%, 6/15/29 (a)
615,000 622,985
Hertz Corp.,144A,12.625%,
7/15/29
950,000 967,321
Korn Ferry,144A,4.625%,
12/15/27
289,000 284,514
Matthews International
Corp.,144A,8.625%, 10/1/27
230,000 238,995
NESCO Holdings II,
Inc.,144A,5.50%, 4/15/29
709,000 667,938
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,3.375%, 8/31/27
753,000 722,802
144A,6.25%, 1/15/28
1,072,000 1,070,903
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
1,012,000 1,007,407
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
797,000 799,003

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,10.875%, 8/1/29
361,000 350,867
Service Corp. International
4.625%, 12/15/27
387,000 381,140
5.125%, 6/1/29
609,000 601,534
3.375%, 8/15/30
651,000 590,436
4.00%, 5/15/31
663,000 611,119
5.75%, 10/15/32
550,000 546,556
Sotheby's,144A,7.375%, 10/15/27
609,000 599,687
Sotheby's/Bidfair Holdings,
Inc.,144A,5.875%, 6/1/29
184,000 158,683
StoneMor, Inc.,144A,8.50%,
5/15/29
300,000 276,538
TriNet Group, Inc.
144A,3.50%, 3/1/29
430,000 397,407
144A,7.125%, 8/15/31
245,000 252,596
United Rentals North America,
Inc.
5.50%, 5/15/27
326,000 326,157
3.875%, 11/15/27
609,000 595,274
4.875%, 1/15/28
1,259,000 1,245,641
5.25%, 1/15/30 (a)
596,000 592,328
4.00%, 7/15/30
579,000 543,520
3.875%, 2/15/31
806,000 743,689
3.75%, 1/15/32
579,000 519,766
144A,6.125%, 3/15/34
815,000 826,091
Upbound Group,
Inc.,144A,6.375%, 2/15/29
345,000 330,104
Valvoline, Inc.,144A,3.625%,
6/15/31
396,000 351,416
Veritiv Operating
Co.,144A,10.50%, 11/30/30
805,000 856,202
VM Consolidated,
Inc.,144A,5.50%, 4/15/29
304,000 300,772
VT Topco, Inc.,144A,8.50%,
8/15/30
389,000 412,440
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
964,000 1,002,851
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
426,000 415,575
144A,6.625%, 6/15/29
400,000 407,905
144A,6.625%, 4/15/30
380,000 389,475
144A,7.375%, 10/1/31 (a)
314,000 326,712
ZipRecruiter, Inc.,144A,5.00%,
1/15/30
425,000 366,579
(Cost $43,374,131)
43,873,383
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
599,000 588,910
144A,4.125%, 4/1/29
320,000 299,280
Opal Bidco SAS,144A,6.50%,
3/31/32
850,000 849,244
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
496,000 477,505
Principal
Amount $ Value $
6.125%, 9/30/32 (a)
600,000 598,938
4.90%, 12/15/44
245,000 189,457
Prestige Brands, Inc.
144A,5.125%, 1/15/28
289,000 287,601
144A,3.75%, 4/1/31
474,000 430,236
(Cost $3,677,260)
3,721,171
Food — 2.7%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,4.625%, 1/15/27
1,046,000 1,035,711
144A,5.875%, 2/15/28
536,000 535,519
144A,6.50%, 2/15/28
580,000 591,705
144A,3.50%, 3/15/29
1,034,000 971,473
144A,4.875%, 2/15/30
730,000 710,109
144A,6.25%, 3/15/33
450,000 456,830
Aragvi Finance International
Dac,144A,11.125%, 11/20/29
490,000 483,868
B&G Foods, Inc.,144A,8.00%,
9/15/28
611,000 575,832
Chobani LLC / Chobani Finance
Corp., Inc.,144A,4.625%,
11/15/28
310,000 301,997
Fiesta Purchaser,
Inc.,144A,7.875%, 3/1/31
395,000 414,539
Ingles Markets, Inc.,144A,4.00%,
6/15/31
284,000 259,972
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
776,000 808,978
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
376,000 371,365
144A,4.125%, 1/31/30
721,000 679,934
144A,4.375%, 1/31/32
538,000 496,279
Performance Food Group, Inc.
144A,5.50%, 10/15/27
844,000 840,499
144A,4.25%, 8/1/29
768,000 732,006
144A,6.125%, 9/15/32
700,000 705,632
Pilgrim's Pride Corp.
4.25%, 4/15/31
674,000 637,890
3.50%, 3/1/32
664,000 588,088
6.25%, 7/1/33
708,000 733,839
6.875%, 5/15/34
400,000 431,001
Post Holdings, Inc.
144A,5.50%, 12/15/29
976,000 963,881
144A,4.625%, 4/15/30
1,052,000 995,593
144A,4.50%, 9/15/31
748,000 682,041
144A,6.25%, 2/15/32
739,000 751,352
144A,6.375%, 3/1/33
940,000 933,130
144A,6.25%, 10/15/34 (a)
430,000 424,745
Safeway, Inc.,7.25%, 2/1/31
204,000 211,364

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Simmons Foods Inc/Simmons
Prepared Foods Inc/Simmons
Pet Food Inc/Simmons
Feed,144A,4.625%, 3/1/29
623,000 580,422
US Foods, Inc.
144A,6.875%, 9/15/28
451,000 463,733
144A,4.75%, 2/15/29
584,000 571,096
144A,4.625%, 6/1/30
390,000 375,126
144A,7.25%, 1/15/32
436,000 455,675
144A,5.75%, 4/15/33
340,000 334,016
Viking Baked Goods Acquisition
Corp.,144A,8.625%, 11/1/31
685,000 645,818
(Cost $21,523,053)
21,751,058
Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
1,205,000 1,174,415
144A,3.875%, 11/1/29
557,000 519,489
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
1,062,000 1,097,959
Embecta Corp.,144A,5.00%,
2/15/30
390,000 346,891
Garden Spinco
Corp.,144A,8.625%, 7/20/30
234,000 243,998
Hologic, Inc.
144A,4.625%, 2/1/28
285,000 281,564
144A,3.25%, 2/15/29
732,000 699,340
Insulet Corp.,144A,6.50%,
4/1/33
340,000 349,607
Medline Borrower LP
144A,3.875%, 4/1/29
3,402,000 3,206,271
144A,5.25%, 10/1/29
1,902,000 1,858,738
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
1,160,000 1,180,374
Sotera Health Holdings
LLC,144A,7.375%, 6/1/31
550,000 571,297
Teleflex, Inc.
4.625%, 11/15/27
354,000 348,533
144A,4.25%, 6/1/28
396,000 382,446
Varex Imaging
Corp.,144A,7.875%, 10/15/27
280,000 278,703
(Cost $12,334,038)
12,539,625
Healthcare-Services — 4.6%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
296,000 291,671
144A,5.00%, 4/15/29 (a)
381,000 364,756
144A,7.375%, 3/15/33 (a)
414,000 421,843
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
400,000 384,201
144A,3.75%, 3/15/29
376,000 348,289
144A,4.00%, 3/15/31
368,000 330,002
Principal
Amount $ Value $
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
1,321,000 1,301,636
144A,6.00%, 1/15/29
511,000 490,960
144A,5.25%, 5/15/30
1,206,000 1,086,058
144A,4.75%, 2/15/31
772,000 660,797
144A,10.875%, 1/15/32
1,702,000 1,814,109
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32
496,000 510,298
DaVita, Inc.
144A,4.625%, 6/1/30
2,091,000 1,953,916
144A,3.75%, 2/15/31
1,131,000 1,001,744
144A,6.875%, 9/1/32
780,000 792,357
144A,6.75%, 7/15/33
730,000 737,539
Encompass Health Corp.
4.50%, 2/1/28
612,000 602,803
4.75%, 2/1/30
621,000 605,406
4.625%, 4/1/31
311,000 296,539
Fortrea Holdings,
Inc.,144A,7.50%, 7/1/30 (a)
443,000 369,289
Global Medical Response,
Inc.,144A,10.00% PIK,
10/31/28
448,497 448,497
Hah Group Holding Co.
LLC,144A,9.75%, 10/1/31
535,000 532,826
HealthEquity, Inc.,144A,4.50%,
10/1/29
447,000 426,911
Heartland Dental LLC /
Heartland Dental Finance
Corp.,144A,10.50%, 4/30/28
509,000 537,897
IQVIA, Inc.
144A,5.00%, 10/15/26
813,000 810,353
144A,5.00%, 5/15/27
824,000 818,702
144A,6.50%, 5/15/30
370,000 377,898
Kedrion SpA,144A,6.50%, 9/1/29
607,000 584,028
LifePoint Health, Inc.
144A,9.875%, 8/15/30
612,000 655,689
144A,11.00%, 10/15/30
815,000 895,963
144A,8.375%, 2/15/32
550,000 578,922
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
602,000 583,939
144A,3.875%, 11/15/30
498,000 455,319
144A,3.875%, 5/15/32
590,000 526,915
144A,6.25%, 1/15/33
560,000 559,097
Pediatrix Medical Group,
Inc.,144A,5.375%, 2/15/30
315,000 304,933
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
1,130,000 1,148,068
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK,PIK, 1/31/29 (a)
557,354 560,141
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
400,000 396,420
Star Parent, Inc.,144A,9.00%,
10/1/30
785,000 811,352

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Tenet Healthcare Corp.
6.25%, 2/1/27
1,209,000 1,209,860
5.125%, 11/1/27
1,011,000 1,004,714
4.625%, 6/15/28
448,000 439,298
6.125%, 10/1/28
1,922,000 1,924,793
4.25%, 6/1/29
996,000 956,392
4.375%, 1/15/30
1,158,000 1,106,800
6.125%, 6/15/30
1,545,000 1,560,138
6.75%, 5/15/31
1,034,000 1,065,074
6.875%, 11/15/31
271,000 284,109
Toledo Hospital
Series B, 5.325%, 11/15/28
200,000 195,630
4.982%, 11/15/45
211,000 160,835
6.015%, 11/15/48
310,000 272,025
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
774,000 786,685
(Cost $36,498,109)
37,344,436
Household Products/Wares
— 0.2%
ACCO Brands Corp.,144A,4.25%,
3/15/29 (a)
442,000 390,438
Central Garden & Pet Co.
5.125%, 2/1/28
194,000 193,952
4.125%, 10/15/30
394,000 364,363
144A,4.125%, 4/30/31
305,000 278,023
Kronos Acquisition Holdings,
Inc.,144A,8.25%, 6/30/31
396,000 346,369
(Cost $1,608,149)
1,573,145
Pharmaceuticals — 2.1%
1261229 Bc Ltd.,144A,10.00%,
4/15/32
3,335,000 3,301,706
180 Medical, Inc.,144A,3.875%,
10/15/29
366,000 347,636
AdaptHealth LLC
144A,6.125%, 8/1/28
344,000 340,450
144A,4.625%, 8/1/29
385,000 355,590
144A,5.125%, 3/1/30
407,000 376,119
BellRing Brands,
Inc.,144A,7.00%, 3/15/30
619,000 643,261
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
366,000 348,691
CVS Health Corp.
6.75%, 12/10/54
580,000 564,567
7.00%, 3/10/55
1,700,000 1,712,354
Elanco Animal Health,
Inc.,6.65%, 8/28/28
537,000 551,795
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31 (a)
773,000 800,118
Grifols SA,144A,4.75%, 10/15/28
530,000 504,168
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
625,000 676,138
Principal
Amount $ Value $
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
460,000 376,704
Jazz Securities
DAC,144A,4.375%, 1/15/29
1,121,000 1,074,911
Mallinckrodt International
Finance SA / Mallinckrodt CB
LLC,144A,14.75%, 11/14/28
340,156 354,144
Option Care Health,
Inc.,144A,4.375%, 10/31/29
375,000 357,499
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
1,588,000 1,491,649
144A,5.125%, 4/30/31
1,332,000 1,119,254
144A,6.75%, 5/15/34
380,000 353,519
144A,7.875%, 5/15/34
394,000 339,806
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
390,000 318,762
144A,6.625%, 4/1/30 (a)
384,000 325,198
144A,10.00%, 4/15/30 (a)
780,000 814,698
(Cost $17,365,986)
17,448,737
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Benteler International
AG,144A,10.50%, 5/15/28
386,000 405,561
Clue Opco LLC,144A,9.50%,
10/15/31 (a)
553,000 569,352
Stena International SA
144A,7.25%, 1/15/31
621,000 623,221
144A,7.625%, 2/15/31
332,000 336,268
(Cost $1,903,939)
1,934,402
Energy — 12.5%
Coal — 0.1%
Alliance Resource Operating
Partners LP / Alliance
Resource Finance
Corp.,144A,8.625%, 6/15/29
290,000 303,119
SunCoke Energy,
Inc.,144A,4.875%, 6/30/29
361,000 331,769
(Cost $625,713)
634,888
Energy-Alternate Sources
— 0.2%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28
524,000 509,464
144A,4.75%, 1/15/30
528,000 497,701
Topaz Solar Farms
LLC,144A,5.75%, 9/30/39
411,173 391,873
(Cost $1,397,242)
1,399,038
Oil & Gas — 6.3%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
770,000 789,072

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,9.00%, 11/1/27
213,000 255,600
144A,8.25%, 12/31/28
478,000 485,198
144A,5.875%, 6/30/29
289,000 287,951
144A,6.625%, 10/15/32
450,000 452,598
Baytex Energy Corp.
144A,8.50%, 4/30/30
697,000 675,359
144A,7.375%, 3/15/32
366,000 332,239
California Resources
Corp.,144A,8.25%, 6/15/29
691,000 692,253
Chord Energy Corp.,144A,6.75%,
3/15/33
570,000 566,056
CITGO Petroleum Corp.
144A,6.375%, 6/15/26
483,000 482,768
144A,8.375%, 1/15/29
763,000 775,464
Civitas Resources, Inc.
144A,5.00%, 10/15/26
295,000 289,678
144A,8.375%, 7/1/28
1,044,000 1,051,835
144A,8.625%, 11/1/30
750,000 739,628
144A,8.75%, 7/1/31
1,014,000 991,394
CNX Resources Corp.
144A,6.00%, 1/15/29
386,000 383,194
144A,7.375%, 1/15/31
338,000 346,080
144A,7.25%, 3/1/32
468,000 476,928
Comstock Resources, Inc.
144A,6.75%, 3/1/29
844,000 831,868
144A,6.75%, 3/1/29
394,000 386,889
144A,5.875%, 1/15/30
756,000 714,862
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
802,000 828,073
144A,7.625%, 4/1/32
813,000 766,485
144A,7.375%, 1/15/33
762,000 707,118
CVR Energy, Inc.
144A,5.75%, 2/15/28
343,000 326,541
144A,8.50%, 1/15/29
445,000 434,339
Diamond Foreign Asset
Co. / Diamond Finance
LLC,144A,8.50%, 10/1/30
434,000 434,756
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
548,000 562,089
144A,8.75%, 5/1/31
389,000 424,857
Energean PLC,144A,6.50%,
4/30/27
346,000 338,215
EnQuest PLC,144A,11.625%,
11/1/27
339,000 336,066
Gulfport Energy Operating
Corp.,144A,6.75%, 9/1/29
489,000 496,069
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
467,000 461,259
144A,5.75%, 2/1/29
477,000 455,672
Principal
Amount $ Value $
144A,6.00%, 4/15/30
356,000 337,716
144A,6.00%, 2/1/31
494,000 453,635
144A,6.25%, 4/15/32
366,000 333,486
144A,8.375%, 11/1/33
476,000 473,667
144A,6.875%, 5/15/34
335,000 303,475
144A,7.25%, 2/15/35
750,000 694,841
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
595,000 596,577
Karoon USA Finance,
Inc.,144A,10.50%, 5/14/29
258,000 257,831
Kimmeridge Texas Gas
LLC,144A,8.50%, 2/15/30
370,000 365,749
Kraken Oil & Gas Partners
LLC,144A,7.625%, 8/15/29
377,000 357,221
Long Ridge Energy
LLC,144A,8.75%, 2/15/32
450,000 453,506
Magnolia Oil & Gas Operating
LLC / Magnolia Oil & Gas
Finance Corp.,144A,6.875%,
12/1/32
300,000 297,041
Matador Resources Co.
144A,6.875%, 4/15/28
350,000 354,810
144A,6.50%, 4/15/32
724,000 708,895
144A,6.25%, 4/15/33
550,000 529,780
MEG Energy Corp.,144A,5.875%,
2/1/29
437,000 434,742
Moss Creek Resources Holdings,
Inc.,144A,8.25%, 9/1/31
570,000 549,597
Murphy Oil Corp.
6.00%, 10/1/32
460,000 428,825
5.875%, 12/1/42
250,000 193,470
Nabors Industries, Inc.
144A,7.375%, 5/15/27
549,000 527,067
144A,9.125%, 1/31/30
483,000 440,099
Noble Finance II
LLC,144A,8.00%, 4/15/30
1,056,000 1,052,246
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
547,000 549,228
144A,8.75%, 6/15/31
388,000 391,093
Parkland Corp.
144A,5.875%, 7/15/27
424,000 422,981
144A,4.50%, 10/1/29
640,000 604,363
144A,4.625%, 5/1/30
568,000 533,683
144A,6.625%, 8/15/32
388,000 388,861
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
631,000 585,878
144A,9.875%, 3/15/30
600,000 573,650
144A,7.875%, 9/15/30
369,000 320,773
Permian Resources Operating
LLC
144A,8.00%, 4/15/27
422,000 429,637
144A,5.875%, 7/1/29
449,000 443,482
144A,9.875%, 7/15/31
233,000 254,468

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,7.00%, 1/15/32
810,000 830,894
144A,6.25%, 2/1/33
760,000 749,852
Precision Drilling
Corp.,144A,6.875%, 1/15/29
276,000 265,046
Range Resources Corp.
8.25%, 1/15/29
387,000 397,542
144A,4.75%, 2/15/30
406,000 390,211
Saturn Oil & Gas,
Inc.,144A,9.625%, 6/15/29
440,000 402,867
Seadrill Finance
Ltd.,144A,8.375%, 8/1/30
448,000 438,923
Sitio Royalties Operating
Partnership LP / Sitio Finance
Corp.,144A,7.875%, 11/1/28
467,000 481,633
SM Energy Co.
6.75%, 9/15/26
242,000 241,590
6.625%, 1/15/27
375,000 375,402
6.50%, 7/15/28
285,000 283,418
144A,6.75%, 8/1/29
590,000 578,132
144A,7.00%, 8/1/32
557,000 534,725
Strathcona Resources Ltd/
Alberta,144A,6.875%, 8/1/26
386,000 387,254
Sunoco LP
144A,7.00%, 5/1/29
560,000 577,955
144A,7.25%, 5/1/32
542,000 563,547
144A,6.25%, 7/1/33
760,000 759,994
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
463,000 462,753
5.875%, 3/15/28
264,000 263,386
144A,7.00%, 9/15/28
320,000 328,015
4.50%, 5/15/29
630,000 603,537
4.50%, 4/30/30
617,000 582,278
Talos Production, Inc.
144A,9.00%, 2/1/29
452,000 448,920
144A,9.375%, 2/1/31
502,000 493,563
Teine Energy Ltd.,144A,6.875%,
4/15/29
295,000 290,004
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
540,000 509,941
Transocean Aquila
Ltd.,144A,8.00%, 9/30/28
194,877 194,571
Transocean Poseidon
Ltd.,144A,6.875%, 2/1/27
221,025 221,283
Transocean Titan Financing
Ltd.,144A,8.375%, 2/1/28
367,333 373,028
Transocean, Inc.,144A,8.75%,
2/15/30
709,600 719,361
Valaris Ltd.,144A,8.375%,
4/30/30
845,000 848,284
Vermilion Energy, Inc.
144A,6.875%, 5/1/30
308,000 280,309
144A,7.25%, 2/15/33
300,000 262,521
Viper Energy, Inc.
144A,5.375%, 11/1/27
404,000 402,001
Principal
Amount $ Value $
144A,7.375%, 11/1/31
245,000 256,917
Vital Energy, Inc.
144A,7.75%, 7/31/29
223,000 187,890
9.75%, 10/15/30
312,000 274,950
144A,7.875%, 4/15/32 (a)
691,000 560,489
Wildfire Intermediate Holdings
LLC,144A,7.50%, 10/15/29
437,000 422,667
(Cost $52,190,639)
51,466,479
Oil & Gas Services — 0.9%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.875%, 4/1/27
202,000 202,291
144A,6.25%, 4/1/28
608,000 607,013
144A,6.625%, 9/1/32
530,000 532,788
Aris Water Holdings
LLC,144A,7.25%, 4/1/30
380,000 382,055
Bristow Group,
Inc.,144A,6.875%, 3/1/28
308,000 307,099
Enerflex Ltd.,144A,9.00%,
10/15/27
440,000 452,071
Helix Energy Solutions Group,
Inc.,144A,9.75%, 3/1/29
231,000 239,554
Kodiak Gas Services
LLC,144A,7.25%, 2/15/29
578,000 592,342
Oceaneering International,
Inc.,6.00%, 2/1/28
184,000 181,521
Star Holding LLC,144A,8.75%,
8/1/31
273,000 246,308
Tgs ASA,144A,8.50%, 1/15/30
400,000 406,984
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
610,000 609,779
144A,7.125%, 3/15/29
749,000 760,771
Viridien,144A,10.00%, 10/15/30
340,000 320,848
Weatherford International
Ltd.,144A,8.625%, 4/30/30
1,207,000 1,226,027
(Cost $7,089,333)
7,067,451
Pipelines — 5.0%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
498,000 497,567
144A,5.75%, 1/15/28
448,000 446,272
144A,5.375%, 6/15/29
533,000 527,576
144A,6.625%, 2/1/32
514,000 525,078
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,6.625%, 7/15/26
202,000 202,508
144A,7.00%, 7/15/29
366,000 378,143
144A,7.25%, 7/15/32
385,000 399,164
Buckeye Partners LP
3.95%, 12/1/26
447,000 438,280
4.125%, 12/1/27
305,000 296,758

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,4.50%, 3/1/28
360,000 351,685
144A,6.875%, 7/1/29
520,000 534,656
144A,6.75%, 2/1/30
350,000 361,275
5.85%, 11/15/43
290,000 244,810
5.60%, 10/15/44
232,000 190,833
CNX Midstream Partners
LP,144A,4.75%, 4/15/30
279,000 258,635
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
1,066,000 1,024,377
144A,7.50%, 12/15/33
385,000 407,601
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,7.125%, 6/1/28
386,000 387,622
144A,8.625%, 3/15/29
742,000 768,466
Energy Transfer LP
8.00%, 5/15/54
622,000 651,974
7.125%, 10/1/54 (a)
296,000 298,277
Excelerate Energy
LP,144A,8.00%, 5/15/30
610,000 631,491
Genesis Energy LP / Genesis
Energy Finance Corp.
7.75%, 2/1/28
515,000 519,479
8.25%, 1/15/29
509,000 526,674
8.875%, 4/15/30
326,000 342,322
7.875%, 5/15/32
525,000 531,664
8.00%, 5/15/33
450,000 456,595
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
356,000 356,867
6.875%, 1/15/29
314,000 315,298
144A,8.25%, 1/15/32
313,000 325,374
Harvest Midstream I LP
144A,7.50%, 9/1/28
662,000 672,194
144A,7.50%, 5/15/32
345,000 354,462
Hess Midstream Operations LP
144A,5.875%, 3/1/28
600,000 605,906
144A,5.125%, 6/15/28
443,000 437,159
144A,6.50%, 6/1/29
448,000 457,358
144A,4.25%, 2/15/30
529,000 504,207
144A,5.50%, 10/15/30
324,000 320,342
Howard Midstream Energy
Partners LLC
144A,8.875%, 7/15/28
417,000 436,089
144A,7.375%, 7/15/32
439,000 454,315
ITT Holdings LLC,144A,6.50%,
8/1/29
948,000 885,100
Kinetik Holdings LP
144A,6.625%, 12/15/28
766,000 781,207
144A,5.875%, 6/15/30
793,000 788,288
Martin Midstream Partners LP
/ Martin Midstream Finance
Corp.,144A,11.50%, 2/15/28
289,000 305,316
Principal
Amount $ Value $
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
688,000 672,507
144A,8.375%, 2/15/32
963,000 910,602
Northriver Midstream Finance
LP,144A,6.75%, 7/15/32
470,000 474,292
NuStar Logistics LP
6.00%, 6/1/26
406,000 408,016
5.625%, 4/28/27
397,000 397,988
6.375%, 10/1/30
484,000 493,099
Prairie Acquiror LP,144A,9.00%,
8/1/29
301,000 305,993
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
375,000 362,161
144A,4.80%, 5/15/30
304,000 287,093
144A,6.75%, 3/15/33
377,000 388,290
144A,7.50%, 7/15/38
193,000 191,873
144A,6.875%, 4/15/40
376,000 360,041
South Bow Canadian
Infrastructure Holdings Ltd.
144A,7.50%, 3/1/55
485,000 483,628
144A,7.625%, 3/1/55
330,000 333,089
Summit Midstream Holdings
LLC,144A,8.625%, 10/31/29
647,000 648,452
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
333,000 332,540
144A,5.50%, 1/15/28
573,000 569,437
144A,7.375%, 2/15/29
593,000 603,142
144A,6.00%, 12/31/30
544,000 521,253
144A,6.00%, 9/1/31
376,000 358,340
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
964,000 895,889
144A,6.25%, 1/15/30
770,000 780,605
144A,4.125%, 8/15/31
938,000 848,593
144A,3.875%, 11/1/33
941,000 803,769
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
1,731,000 1,771,505
144A,9.50%, 2/1/29
2,261,000 2,417,339
144A,7.00%, 1/15/30
1,084,000 1,079,203
144A,8.375%, 6/1/31
1,701,000 1,726,757
144A,9.875%, 2/1/32
1,534,000 1,631,940
(Cost $40,702,631)
41,256,700
Financial — 4.5%
Real Estate — 0.7%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30 (a)
482,000 440,315
CoreLogic, Inc.,144A,4.50%,
5/1/28
574,000 537,420

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
478,000 480,074
144A,8.875%, 9/1/31
296,000 316,609
Five Point Operating Co.
LP / Five Point Capital
Corp.,144A,10.50%, 1/15/28
389,561 396,760
Greystar Real Estate Partners
LLC,144A,7.75%, 9/1/30
302,000 320,469
Howard Hughes Corp.
144A,5.375%, 8/1/28
570,000 559,152
144A,4.125%, 2/1/29
499,000 469,105
144A,4.375%, 2/1/31
475,000 431,346
Hunt Cos., Inc.,144A,5.25%,
4/15/29
493,000 475,903
Kennedy-Wilson, Inc.
4.75%, 3/1/29
507,000 466,041
4.75%, 2/1/30
442,000 392,275
5.00%, 3/1/31 (a)
424,000 367,598
Newmark Group, Inc.,7.50%,
1/12/29
369,000 388,041
(Cost $5,860,462)
6,041,108
Real Estate Investment Trusts
— 3.2%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29 (a)
396,000 369,788
Blackstone Mortgage Trust,
Inc.,144A,3.75%, 1/15/27
234,000 225,885
Brandywine Operating
Partnership LP
3.95%, 11/15/27
316,000 301,591
8.30%, 3/15/28
314,000 329,199
8.875%, 4/12/29
326,000 347,150
4.55%, 10/1/29
214,000 196,686
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco
LL,144A,4.50%, 4/1/27
439,000 426,361
Global Net Lease,
Inc.,144A,4.50%, 9/30/28
361,000 346,190
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
361,000 342,676
Hudson Pacific Properties LP
3.95%, 11/1/27
322,000 281,726
5.95%, 2/15/28
242,000 208,061
3.25%, 1/15/30 (a)
309,000 208,615
Iron Mountain Information
Management Services,
Inc.,144A,5.00%, 7/15/32
517,000 489,084
Iron Mountain, Inc.
144A,4.875%, 9/15/27
754,000 745,065
144A,5.25%, 3/15/28
598,000 591,442
144A,5.00%, 7/15/28
381,000 375,243
Principal
Amount $ Value $
144A,7.00%, 2/15/29
760,000 785,208
144A,4.875%, 9/15/29
750,000 727,897
144A,5.25%, 7/15/30
1,051,000 1,025,578
144A,4.50%, 2/15/31
864,000 809,568
144A,5.625%, 7/15/32
457,000 445,906
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
425,000 415,793
144A,4.75%, 6/15/29
489,000 473,705
144A,7.00%, 7/15/31
400,000 414,820
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
494,000 486,758
144A,4.875%, 5/15/29
620,000 586,426
144A,7.00%, 2/1/30
407,000 409,989
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
468,000 462,453
144A,7.25%, 7/15/28
395,000 407,249
144A,4.50%, 2/15/29
434,000 419,005
144A,6.50%, 4/1/32
773,000 783,609
Rithm Capital Corp.,144A,8.00%,
4/1/29
566,000 567,507
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
326,000 320,794
144A,4.00%, 9/15/29
414,000 378,503
SBA Communications Corp.
3.875%, 2/15/27
1,048,000 1,027,528
3.125%, 2/1/29
1,185,000 1,102,401
Service Properties Trust
4.75%, 10/1/26
318,000 312,981
4.95%, 2/15/27
316,000 304,474
5.50%, 12/15/27
328,000 316,520
3.95%, 1/15/28
347,000 310,006
8.375%, 6/15/29
531,000 537,322
4.95%, 10/1/29
332,000 277,355
4.375%, 2/15/30
310,000 249,905
144A,8.625%, 11/15/31
798,000 849,903
8.875%, 6/15/32
344,000 343,935
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
315,000 307,550
144A,4.375%, 1/15/27
350,000 343,744
144A,7.25%, 4/1/29
466,000 484,442
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,10.50%, 2/15/28
2,094,000 2,221,481
144A,4.75%, 4/15/28
455,000 442,585
Vornado Realty LP
2.15%, 6/1/26
253,000 244,632
3.40%, 6/1/31
272,000 233,778

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
XHR LP,144A,4.875%, 6/1/29
362,000 343,776
(Cost $25,311,841)
25,959,848
REITS — 0.6%
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
350,000 368,480
Iron Mountain, Inc.,144A,6.25%,
1/15/33
890,000 898,359
MPT Operating Partnership
LP / MPT Finance
Corp.,144A,8.50%, 2/15/32
1,130,000 1,158,300
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
320,000 318,193
RHP Hotel Properties LP / RHP
Finance Corp.,144A,6.50%,
6/15/33
450,000 457,656
Starwood Property Trust, Inc.
144A,6.00%, 4/15/30
300,000 299,132
144A,6.50%, 7/1/30
380,000 385,393
144A,6.50%, 10/15/30
400,000 404,800
Xhr LP,144A,6.625%, 5/15/30
300,000 300,639
(Cost $4,572,662)
4,590,952
Industrial — 12.6%
Aerospace/Defense — 2.8%
AAR Escrow Issuer
LLC,144A,6.75%, 3/15/29
409,000 419,086
Bombardier, Inc.
144A,7.875%, 4/15/27
326,000 327,498
144A,6.00%, 2/15/28
555,000 554,637
144A,7.50%, 2/1/29 (a)
540,000 558,934
144A,8.75%, 11/15/30 (a)
599,000 642,911
144A,7.25%, 7/1/31
630,000 649,688
144A,7.00%, 6/1/32 (a)
642,000 656,583
144A,6.75%, 6/15/33
370,000 375,184
144A,7.45%, 5/1/34
345,000 365,292
Efesto Bidco S.p.A Efesto US
LLC,144A, Series XR, 7.50%,
2/15/32
610,000 613,977
Goat Holdco LLC,144A,6.75%,
2/1/32
575,000 572,783
Moog, Inc.,144A,4.25%, 12/15/27
388,000 375,828
Spirit AeroSystems, Inc.
3.85%, 6/15/26
224,000 220,641
144A,9.375%, 11/30/29
696,000 741,102
144A,9.75%, 11/15/30
932,000 1,029,175
TransDigm, Inc.
5.50%, 11/15/27
2,043,000 2,041,402
144A,6.75%, 8/15/28
1,596,000 1,623,694
4.625%, 1/15/29
903,000 874,533
144A,6.375%, 3/1/29
2,001,000 2,033,610
4.875%, 5/1/29
559,000 541,225
144A,6.875%, 12/15/30
1,179,000 1,215,924
144A,7.125%, 12/1/31
782,000 808,941
Principal
Amount $ Value $
144A,6.625%, 3/1/32
1,649,000 1,684,462
144A,6.00%, 1/15/33
1,143,000 1,131,012
144A,6.375%, 5/31/33
2,000,000 1,976,002
Triumph Group, Inc.,144A,9.00%,
3/15/28
722,000 756,078
(Cost $22,549,734)
22,790,202
Building Materials — 2.5%
AmeriTex HoldCo Intermediate
LLC,144A,10.25%, 10/15/28
405,000 429,719
Boise Cascade Co.,144A,4.875%,
7/1/30
305,000 294,909
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
427,000 413,456
144A,4.25%, 2/1/32
970,000 880,085
144A,6.375%, 6/15/32
549,000 554,138
144A,6.375%, 3/1/34 (a)
735,000 732,304
144A,6.75%, 5/15/35
560,000 563,186
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
543,000 480,555
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
362,000 321,649
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
2,137,000 2,158,613
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
356,000 364,295
Griffon Corp.,5.75%, 3/1/28
748,000 743,489
JELD-WEN, Inc.
144A,4.875%, 12/15/27 (a)
265,000 231,375
144A,7.00%, 9/1/32
290,000 214,197
Knife River Corp.,144A,7.75%,
5/1/31
328,000 343,321
Louisiana-Pacific
Corp.,144A,3.625%, 3/15/29
264,000 249,329
Masterbrand, Inc.,144A,7.00%,
7/15/32
518,000 515,084
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
544,000 548,095
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30
380,000 350,337
New Enterprise Stone & Lime
Co., Inc.,144A,5.25%, 7/15/28
458,000 449,461
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
2,980,000 3,028,148
144A,6.75%, 3/1/33
1,130,000 1,146,663
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
864,000 851,453
144A,8.875%, 11/15/31
854,000 876,969
Standard Building Solutions,
Inc.,144A,6.50%, 8/15/32
750,000 761,683
Standard Industries, Inc.
144A,5.00%, 2/15/27
609,000 604,852
144A,4.75%, 1/15/28
842,000 826,794

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,4.375%, 7/15/30
1,188,000 1,114,956
144A,3.375%, 1/15/31
848,000 750,301
(Cost $20,821,362)
20,799,416
Electrical Components &
Equipment — 0.6%
Energizer Holdings, Inc.
144A,6.50%, 12/31/27
204,000 205,320
144A,4.75%, 6/15/28
388,000 374,137
144A,4.375%, 3/31/29
656,000 616,216
EnerSys
144A,4.375%, 12/15/27
179,000 173,209
144A,6.625%, 1/15/32
241,000 245,996
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
951,000 962,241
144A,6.375%, 3/15/29
698,000 712,485
144A,6.625%, 3/15/32
664,000 679,757
144A,6.375%, 3/15/33
600,000 611,138
(Cost $4,534,230)
4,580,499
Electronics — 0.6%
Atkore, Inc.,144A,4.25%, 6/1/31
306,000 277,947
Coherent Corp.,144A,5.00%,
12/15/29
727,000 704,437
Imola Merger Corp.,144A,4.75%,
5/15/29
1,561,000 1,495,733
Sensata Technologies BV
144A,4.00%, 4/15/29
640,000 600,769
144A,5.875%, 9/1/30
444,000 439,097
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
356,000 334,711
144A,3.75%, 2/15/31
489,000 434,202
144A,6.625%, 7/15/32
465,000 469,159
TTM Technologies,
Inc.,144A,4.00%, 3/1/29
366,000 347,877
(Cost $5,034,204)
5,103,932
Engineering & Construction
— 0.9%
AECOM,5.125%, 3/15/27
718,000 717,370
Arcosa, Inc.
144A,4.375%, 4/15/29
265,000 252,574
144A,6.875%, 8/15/32
503,000 515,821
Artera Services LLC,144A,8.50%,
2/15/31
466,000 396,008
ATP Tower Holdings / Andean
Telecom Partners Chile SpA
/ Andean Tower Partners
C,144A,7.875%, 2/3/30
370,000 370,264
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
1,085,000 973,165
Brundage-Bone Concrete
Pumping Holdings,
Inc.,144A,7.50%, 2/1/32
330,000 329,423
Dycom Industries,
Inc.,144A,4.50%, 4/15/29
386,000 371,382
Fluor Corp.,4.25%, 9/15/28
402,000 391,847
Principal
Amount $ Value $
Global Infrastructure Solutions,
Inc.
144A,5.625%, 6/1/29
265,000 258,640
144A,7.50%, 4/15/32
242,000 241,472
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
614,000 625,098
Railworks Holdings LP
/ Railworks Rally,
Inc.,144A,8.25%, 11/15/28
249,000 252,822
TopBuild Corp.
144A,3.625%, 3/15/29
265,000 248,064
144A,4.125%, 2/15/32
411,000 372,733
Tutor Perini Corp.,144A,11.875%,
4/30/29
300,000 333,783
Weekley Homes LLC / Weekley
Finance Corp.,144A,4.875%,
9/15/28
309,000 296,986
(Cost $7,066,163)
6,947,452
Environmental Control — 0.7%
Clean Harbors, Inc.
144A,4.875%, 7/15/27
439,000 434,840
144A,5.125%, 7/15/29
224,000 220,136
144A,6.375%, 2/1/31
326,000 331,741
Enviri Corp.,144A,5.75%, 7/31/27
351,000 345,058
GFL Environmental, Inc.
144A,4.00%, 8/1/28
590,000 567,175
144A,4.75%, 6/15/29 (a)
529,000 516,107
144A,4.375%, 8/15/29
387,000 371,622
144A,6.75%, 1/15/31
765,000 793,534
Madison IAQ LLC,144A,4.125%,
6/30/28
534,000 513,985
Reworld Holding Corp.
144A,4.875%, 12/1/29
590,000 558,632
5.00%, 9/1/30
310,000 289,059
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
650,000 666,464
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
440,000 453,807
(Cost $5,915,277)
6,062,160
Hand/Machine Tools — 0.0%
Werner FinCo LP / Werner
FinCo, Inc.,144A,11.50%,
6/15/28
(Cost $357,421)
332,000 361,050
Machinery-Construction &
Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
325,000 316,282
144A,4.125%, 4/15/29
306,000 293,153
Manitowoc Co., (The),
Inc.,144A,9.25%, 10/1/31
220,000 229,236
Terex Corp.
144A,5.00%, 5/15/29
517,000 498,186

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 10/15/32
510,000 501,531
Vertiv Group Corp.,144A,4.125%,
11/15/28
649,000 628,737
(Cost $2,425,238)
2,467,125
Machinery-Diversified — 0.6%
ATS Corp.,144A,4.125%, 12/15/28
270,000 254,233
Chart Industries, Inc.
144A,7.50%, 1/1/30
1,113,000 1,161,751
144A,9.50%, 1/1/31
362,000 385,761
Esab Corp.,144A,6.25%, 4/15/29
530,000 538,930
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
771,000 787,969
Mueller Water Products,
Inc.,144A,4.00%, 6/15/29
328,000 311,186
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
1,173,000 1,161,894
(Cost $4,545,988)
4,601,724
Metal Fabricate/Hardware
— 0.2%
Advanced Drainage Systems,
Inc.
144A,5.00%, 9/30/27
294,000 290,581
144A,6.375%, 6/15/30
306,000 309,754
Roller Bearing Co. of America,
Inc.,144A,4.375%, 10/15/29
380,000 362,771
Vallourec SACA,144A,7.50%,
4/15/32
639,000 666,752
(Cost $1,593,816)
1,629,858
Miscellaneous Manufacturing
— 0.6%
Amsted Industries, Inc.
144A,4.625%, 5/15/30
306,000 295,899
144A,6.375%, 3/15/33
380,000 385,697
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
750,000 764,925
144A,6.25%, 3/15/33
565,000 573,237
Calderys Financing
LLC,144A,11.25%, 6/1/28
427,000 454,661
Enpro, Inc.
5.75%, 10/15/26
232,000 231,991
144A,6.125%, 6/1/33
340,000 342,529
Hillenbrand, Inc.
5.00%, 9/15/26
230,000 227,889
6.25%, 2/15/29
473,000 474,632
3.75%, 3/1/31
252,000 220,958
LSB Industries, Inc.,144A,6.25%,
10/15/28
336,000 332,607
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
495,000 514,389
(Cost $4,749,135)
4,819,414
Principal
Amount $ Value $
Packaging & Containers
— 2.3%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27 (a)
453,000 454,116
144A,3.25%, 9/1/28 (a)
464,000 426,713
Ball Corp.
6.875%, 3/15/28
484,000 495,703
6.00%, 6/15/29
1,052,000 1,072,834
2.875%, 8/15/30
922,000 817,173
3.125%, 9/15/31 (a)
571,000 500,704
Cascades, Inc./Cascades USA,
Inc.,144A,5.375%, 1/15/28
353,000 347,728
Clearwater Paper
Corp.,144A,4.75%, 8/15/28
213,000 203,775
Clydesdale Acquisition Holdings,
Inc.
144A,6.625%, 4/15/29
389,000 392,333
144A,6.875%, 1/15/30
390,000 395,479
144A,8.75%, 4/15/30
840,000 859,010
144A,6.75%, 4/15/32
1,080,000 1,091,424
Crown Americas LLC
5.25%, 4/1/30
420,000 418,420
144A,5.875%, 6/1/33
520,000 516,460
Crown Americas LLC / Crown
Americas Capital Corp.
V,4.25%, 9/30/26
259,000 256,205
Crown Cork & Seal Co.,
Inc.,7.375%, 12/15/26
274,000 282,585
Graphic Packaging International
LLC
144A,4.75%, 7/15/27
182,000 179,309
144A,3.50%, 3/15/28
436,000 413,601
144A,3.50%, 3/1/29
272,000 251,794
144A,3.75%, 2/1/30
311,000 286,693
144A,6.375%, 7/15/32
340,000 340,502
Intelligent Packaging Ltd Finco,
Inc. / Intelligent Packaging Ltd
Co.-Issuer LLC,144A,6.00%,
9/15/28
550,000 549,826
LABL, Inc.
144A,5.875%, 11/1/28
371,000 316,273
144A,8.625%, 10/1/31
730,000 604,398
Mauser Packaging Solutions
Holding Co.,144A,7.875%,
4/15/27
2,033,000 2,052,285
OI European Group
BV,144A,4.75%, 2/15/30 (a)
299,000 281,539
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
475,000 475,239
144A,7.25%, 5/15/31 (a)
499,000 499,852
144A,7.375%, 6/1/32
239,000 237,850

22 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Sealed Air Corp.
144A,4.00%, 12/1/27
330,000 320,026
144A,6.125%, 2/1/28
573,000 579,410
144A,5.00%, 4/15/29
360,000 353,462
144A,7.25%, 2/15/31
290,000 303,031
144A,6.50%, 7/15/32
270,000 276,523
144A,6.875%, 7/15/33
345,000 361,395
Silgan Holdings, Inc.,4.125%,
2/1/28
429,000 416,665
TriMas Corp.,144A,4.125%,
4/15/29
290,000 272,952
Trivium Packaging Finance
BV,144A,8.25%, 7/15/30
440,000 456,519
(Cost $18,306,984)
18,359,806
Transportation — 0.5%
Danaos Corp.,144A,8.50%,
3/1/28
203,000 207,917
First Student Bidco, Inc.
/ First Transit Parent,
Inc.,144A,4.00%, 7/31/29
482,000 450,627
Genesee & Wyoming,
Inc.,144A,6.25%, 4/15/32
506,000 513,894
Rand Parent LLC,144A,8.50%,
2/15/30 (a)
674,000 664,150
RXO, Inc.,144A,7.50%, 11/15/27
217,000 221,611
Stonepeak Nile Parent
LLC,144A,7.25%, 3/15/32
370,000 383,209
Watco Cos. LLC / Watco Finance
Corp.,144A,7.125%, 8/1/32
556,000 572,242
XPO CNW, Inc.,6.70%, 5/1/34
222,000 227,550
XPO, Inc.
144A,7.125%, 6/1/31
376,000 389,298
144A,7.125%, 2/1/32
410,000 425,557
(Cost $4,002,497)
4,056,055
Technology — 4.2%
Computers — 1.1%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
776,000 791,585
ASGN, Inc.,144A,4.625%,
5/15/28
398,000 383,952
CACI International,
Inc.,144A,6.375%, 6/15/33
750,000 764,580
Conduent Business Services
LLC / Conduent State & Local
Solutions, Inc.,144A,6.00%,
11/1/29
401,000 368,588
Crane NXT Co.,4.20%, 3/15/48
261,000 155,981
Crowdstrike Holdings,
Inc.,3.00%, 2/15/29
559,000 523,179
Fortress Intermediate 3,
Inc.,144A,7.50%, 6/1/31
578,000 597,392
Insight Enterprises,
Inc.,144A,6.625%, 5/15/32
385,000 392,290
KBR, Inc.,144A,4.75%, 9/30/28
174,000 167,233
NCR Atleos Corp.,144A,9.50%,
4/1/29
1,024,000 1,118,536
Principal
Amount $ Value $
NCR Voyix Corp.
144A,5.00%, 10/1/28
537,000 529,625
144A,5.125%, 4/15/29
266,000 259,250
Science Applications
International
Corp.,144A,4.875%, 4/1/28
325,000 316,794
Seagate Data Storage
Technology Pte
Ltd.,144A,5.875%, 7/15/30
300,000 300,468
Seagate HDD Cayman
4.875%, 6/1/27 (a)
349,000 350,721
4.091%, 6/1/29
406,000 388,267
8.25%, 12/15/29
390,000 415,687
8.50%, 7/15/31
384,000 410,025
9.625%, 12/1/32
525,000 595,888
5.75%, 12/1/34
370,000 363,179
Unisys Corp.,144A,6.875%,
11/1/27
381,000 379,186
(Cost $9,403,591)
9,572,406
Office/Business Equipment
— 0.2%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27
143,000 143,729
144A,7.25%, 3/15/29
284,000 283,877
Xerox Corp.,144A,10.25%,
10/15/30
300,000 308,286
Xerox Issuer Corp.,144A,13.50%,
4/15/31
380,000 379,563
Zebra Technologies
Corp.,144A,6.50%, 6/1/32
350,000 356,239
(Cost $1,422,280)
1,471,694
Semiconductors — 0.5%
Amkor Technology,
Inc.,144A,6.625%, 9/15/27
392,000 393,277
ams-OSRAM AG,144A,12.25%,
3/30/29
304,000 317,052
Entegris, Inc.
144A,4.375%, 4/15/28
345,000 333,086
144A,4.75%, 4/15/29
1,242,000 1,205,944
144A,3.625%, 5/1/29 (a)
316,000 294,680
144A,5.95%, 6/15/30
616,000 616,338
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
523,000 499,511
Synaptics, Inc.,144A,4.00%,
6/15/29 (a)
265,000 246,327
(Cost $3,862,932)
3,906,215
Software — 2.4%
Camelot Finance
SA,144A,4.50%, 11/1/26
123,000 122,313
Capstone Borrower,
Inc.,144A,8.00%, 6/15/30
350,000 361,472
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
560,000 501,621

DBX ETF Trust | 23
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
576,000 508,622
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
3,071,000 3,067,545
144A,8.25%, 6/30/32
1,357,000 1,426,848
Consensus Cloud Solutions,
Inc.,144A,6.50%, 10/15/28
271,000 269,171
CoreWeave, Inc.,144A,9.25%,
6/1/30
1,510,000 1,508,306
Dun & Bradstreet
Corp.,144A,5.00%, 12/15/29
342,000 344,869
Dye & Durham
Ltd.,144A,8.625%, 4/15/29
428,000 444,000
Elastic NV,144A,4.125%, 7/15/29
462,000 433,203
Ellucian Holdings,
Inc.,144A,6.50%, 12/1/29
550,000 555,465
Fair Isaac Corp.
144A,4.00%, 6/15/28
676,000 650,701
144A,6.00%, 5/15/33
1,130,000 1,127,867
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL
144A,4.625%, 5/1/28
327,000 311,418
144A,8.75%, 5/1/29
495,000 502,563
Open Text Corp.
144A,3.875%, 2/15/28
704,000 674,367
144A,3.875%, 12/1/29
650,000 604,957
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
676,000 631,080
144A,4.125%, 12/1/31
486,000 440,340
PTC, Inc.,144A,4.00%, 2/15/28
406,000 393,335
RingCentral, Inc.,144A,8.50%,
8/15/30
293,000 309,472
ROBLOX Corp.,144A,3.875%,
5/1/30
771,000 717,103
Rocket Software,
Inc.,144A,9.00%, 11/28/28
652,000 672,700
Twilio, Inc.
3.625%, 3/15/29
420,000 395,272
3.875%, 3/15/31 (a)
336,000 309,436
UKG, Inc.,144A,6.875%, 2/1/31
1,910,000 1,968,054
ZoomInfo Technologies
LLC/ZoomInfo Finance
Corp.,144A,3.875%, 2/1/29
504,000 469,060
(Cost $19,420,871)
19,721,160
Utilities — 4.5%
Electric — 3.9%
AES Corp.
7.60%, 1/15/55
726,000 731,744
6.95%, 7/15/55
385,000 365,274
Algonquin Power & Utilities
Corp.,4.75%, 1/18/82
589,000 563,664
Alpha Generation
LLC,144A,6.75%, 10/15/32
762,000 776,913
Principal
Amount $ Value $
Atlantica Sustainable
Infrastructure
Ltd.,144A,4.125%, 6/15/28
256,000 245,053
Calpine Corp.
144A,4.50%, 2/15/28
955,000 936,670
144A,5.125%, 3/15/28
996,000 987,343
144A,4.625%, 2/1/29
533,000 519,460
144A,5.00%, 2/1/31
624,000 605,185
144A,3.75%, 3/1/31
669,000 620,804
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
688,000 672,273
144A,3.75%, 2/15/31
692,000 624,528
144A,3.75%, 1/15/32
264,000 231,891
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
380,000 384,955
DPL, Inc.,4.35%, 4/15/29
262,000 252,162
Edison International
8.125%, 6/15/53
386,000 381,339
7.875%, 6/15/54 (a)
350,000 336,743
Electricite de France
SA,144A,9.125%, Perpetual
1,145,000 1,292,279
Emera, Inc., Series 16-A, 6.75%,
6/15/76
878,000 882,313
EUSHI Finance, Inc.,7.625%,
12/15/54
361,000 369,079
Leeward Renewable Energy
Operations LLC,144A,4.25%,
7/1/29
295,000 268,720
Lightning Power LLC,144A,7.25%,
8/15/32
1,105,000 1,158,544
NRG Energy, Inc.
5.75%, 1/15/28
596,000 598,131
144A,3.375%, 2/15/29
320,000 298,946
144A,5.25%, 6/15/29
564,000 557,359
144A,5.75%, 7/15/29
612,000 605,408
144A,3.625%, 2/15/31
798,000 723,634
144A,3.875%, 2/15/32
374,000 338,046
144A,6.00%, 2/1/33
758,000 751,138
144A,6.25%, 11/1/34
730,000 730,247
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
493,000 473,063
PG&E Corp.
5.00%, 7/1/28
776,000 757,149
5.25%, 7/1/30
753,000 730,607
7.375%, 3/15/55
1,110,000 1,086,929
Pike Corp.
144A,5.50%, 9/1/28
547,000 542,522
144A,8.625%, 1/31/31
311,000 334,972
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
925,000 987,856
TransAlta Corp.
7.75%, 11/15/29
308,000 320,910
6.50%, 3/15/40
236,000 215,067

24 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
840,000 840,766
144A,5.625%, 2/15/27
932,000 931,383
144A,5.00%, 7/31/27
972,000 969,167
144A,4.375%, 5/1/29
900,000 870,051
144A,7.75%, 10/15/31
1,135,000 1,203,484
144A,6.875%, 4/15/32
799,000 831,233
XPLR Infrastructure Operating
Partners LP
144A,3.875%, 10/15/26
385,000 374,025
144A,4.50%, 9/15/27 (a)
432,000 417,896
144A,7.25%, 1/15/29 (a)
580,000 582,846
144A,8.375%, 1/15/31 (a)
620,000 647,463
144A,8.625%, 3/15/33 (a)
700,000 734,296
(Cost $31,120,341)
31,661,530
Gas — 0.6%
Altagas Ltd.,144A,7.20%,
10/15/54
696,000 680,714
Amerigas Partners LP
/ Amerigas Finance
Corp.,144A,9.50%, 6/1/30
410,000 414,119
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
826,000 833,851
5.75%, 5/20/27
472,000 461,909
144A,9.375%, 6/1/28
366,000 369,617
Venture Global Plaquemines
LNG LLC
144A,7.50%, 5/1/33
950,000 992,226
144A,7.75%, 5/1/35
950,000 1,000,394
(Cost $4,734,965)
4,752,830
TOTAL CORPORATE BONDS
(Cost $792,615,789)
800,995,664
Number
of Shares
SECURITIES LENDING
COLLATERAL — 5.4%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $43,861,518)
43,861,518 43,861,518
CASH EQUIVALENTS — 0.9%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $7,259,777)
7,259,777 7,259,777
Number
of Shares Value $
TOTAL INVESTMENTS
— 104.4%
(Cost $843,737,084)
852,116,959
Other assets and liabilities,
net — (4.4%)
(35,672,140)
NET ASSETS — 100.0%
816,444,819

DBX ETF Trust | 25
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2025 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
BHYB-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 5.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (b)(c)
16,776,173 27,085,345 (d) — — — 284,084 — 43,861,518 43,861,518
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
9,081,613 74,557,283 (76,379,119) — — 208,031 — 7,259,777 7,259,777
25,857,786 101,642,628 (76,379,119) — — 492,115 — 51,121,295 51,121,295
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $42,302,126, which is 5.2% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 800,995,664 $ — $ 800,995,664
Short-Term Investments (a)
51,121,295 — — 51,121,295
TOTAL
$ 51,121,295 $ 800,995,664 $ — $ 852,116,959
(a)
See Schedule of Investments for additional detailed categorizations.